Note 22 (Tables)	6 Months Ended
Jun. 30, 2021
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Table Text Block]
The breakdown of the condensed balance under the heading “Liabilities under reinsurance and insurance contracts” is as follows:

Technical reserves (Millions of Euros)
	June 2021	December 2020
Mathematical reserves	9,184	8,731
Provision for unpaid claims reported	694	672
Provisions for unexpired risks and other provisions	657	548
Total	10,535	9,951